Earnings per share	3 Months Ended
Jan. 31, 2020
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Earnings per share

Note 9 Earnings per shar e

	For the three months ended
(Millions of Canadian dollars, except share and per share amounts)	January 31 2020	January 31 2019
Basic earnings per share
Net income	$3,509	$3,172
Preferred share dividends	(65)	(74)
Net income attributable to non-controlling interest s	(5)	(2)
Net income available to common shareholders	3,439	3,096
Weighted average number of common shares (in thousands)	1,427,599	1,437,074
Basic earnings per share (in dollars)	$2.41	$2.15
Diluted earnings per share
Net income available to common shareholders	$3,439	$3,096
Dilutive impact of exchangeable shares	4	4
Net income available to common shareholders including dilutive impact of exchangeable shares	3,443	3,100
Weighted average number of common shares (in thousands)	1,427,599	1,437,074
Stock options (1)	1,698	2,033
Issuable under other share-based compensation plans	750	737
Exchangeable shares (2)	3,013	3,351
Average number of diluted common shares (in thousands)	1,433,060	1,443,195
Diluted earnings per share (in dollars)	$2.40	$2.15

(1)	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the three months ended January 31, 2020, no outstanding options were excluded from the calculation of diluted earnings per share. For the three months ended January 31, 2019,
1,364,706
outstanding options
with an average price of $99.73

were excluded from the calculation of diluted earnings per share.
(2)	Includes exchangeable preferred shares.